Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$–	$250.0
Trade accounts payable and accruals	925.1	718.8
Advances from customers	1,320.1	1,012.5
Other accruals	800.5	688.4

Total accounts payable and accrued liabilities	$3,045.7	$2,669.7

Company's Product Warranty Accruals
Activity during the year associated with the Company's product warranty accruals was as follows (dollars in millions):

Balance December 31, 2011	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2012

$65.0	$43.4	$7.5	$(49.8)	$1.5	$67.6